Consolidated Balance Sheets (Parenthetical) - $ / shares	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Common stock, shares outstanding	12,730,658	10,621,762
Common Class A [Member]
Common stock, par value	$ 0	$ 0
Common stock, shares authorized unlimited	Unlimited	Unlimited
Common stock, shares issued	3,661,658	1,552,762
Common stock, shares outstanding	3,661,658	1,552,762
Common Class B [Member]
Common stock, par value	$ 0	$ 0
Common stock, shares authorized unlimited	Unlimited	Unlimited
Common stock, shares issued	9,069,000	9,069,000
Common stock, shares outstanding	9,069,000	9,069,000